K&L Gates LLP

One Lincoln Street

Boston, MA 02111

March 19, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Anu Dubey

Re:	Salient Alternative Strategy Institutional Fund
Registration Statement on Form N-2 under the Securities Act of 1933 (333- ) Amendment No. 8 on Form N-2 under the Investment Company Act of 1940 (811-22389)

Ms. Dubey:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the above captioned fund (the “Registrant”) is a registration statement on Form N-2 under the 1933 Act, which also serves is Amendment No. 8 for the Fund’s registration under the 1940 Act (the “Registration Statement”).

The Registration Statement represents the annual update for the Fund of its continuous offer pursuant to Rule 415 under the 1933 Act. If the Registrant was an open-end investment company, the update would be filed pursuant to Rule 485 under the 1933 Act. Registrant is continuing the registration of its shares of beneficial interest under Rule 415, which requires the filing of a new registration statement registering shares (and registering the carry-forward of any unsold shares) based on the three-year timing included in Rule 415. Thus, although filed under a new registration statement under the 1933 Act, the Registration Statement reflects the continuance of the Fund and therefore Registrant is neither a new fund nor a first-time registrant under the 1933 Act.

Registrant is a feeder fund that invests in Salient Alternative Strategies Master Fund (“Master Fund”), which serves as the Fund’s master fund. The Master Fund is registered under the 1940 Act only, and its interests are not registered under the 1933 Act. The Master Fund will update its registration statement, which reflects the same objectives, strategies and policies as Registrant, following receipt of comments, if any, on the Fund’s Registration Statement.

Pursuant to SEC staff practice with regard to master-feeder structures, as reflected in “Hub and Spoke Funds: A Report Prepared by the Division of Investment Management” (June 2, 1993), the Master Fund’s board has executed the Registration Statement.

Thank you for your attention to these filings. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada